Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 217,057	$ 162,662
Restricted cash	330,791	3,290
Short-term investments	100,745	321,483
Accounts receivable, net (including $2,006 and $2,096, respectively, due from a related party as of December 31, 2019 and 2020)	87,521	126,081
Prepaid and other current assets (including $33,329 and $34,123, respectively, due from a related party as of December 31, 2019 and 2020)	106,590	97,531
Assets held for sale (current)	1,412,168	1,304,621
Total current assets	2,254,872	2,015,668
Fixed assets, net	337,674	337,682
Goodwill	48,434	47,390
Long-term investments, net	31,634	30,987
Intangible assets, net	4,842	9,922
Restricted time deposits	101,519	240
Prepaid non-current assets	1,006	1,882
Other assets	42,140	30,413
Assets held for sale (non-current)	0	217,680
Total assets	2,822,121	2,691,864
Current liabilities:
Accounts payable (including accounts payable of consolidated variable interest entities ("VIEs") without recourse to the Company of $8,595 and $11,145, respectively, as of December 31, 2019 and 2020)	107,611	121,318
Accrued liabilities (including accrued liabilities of consolidated VIEs without recourse to the Company of $50,913 and $46,888, respectively, as of December 31, 2019 and 2020)	157,513	157,861
Receipts in advance and deferred revenue (including receipts in advance and deferred revenue of consolidated VIEs without recourse to the Company of $38,754 and $43,076, respectively, as of December 31, 2019 and 2020)	52,055	50,321
Accrued salary and benefits (including accrued salary and benefits of consolidated VIEs without recourse to the Company of $6,420 and $7,698, respectively, as of December 31, 2019 and 2020)	100,826	86,666
Tax payables (including tax payables of consolidated VIEs without recourse to the Company of $3,666 and $4,422, respectively, as of December 31, 2019 and 2020)	28,006	25,997
Short-term bank loans (including short-term bank loans of consolidated VIEs without recourse to the Company of nil as of both December 31, 2019 and 2020)	315,550	114,528
Other short-term liabilities (including other short-term liabilities of consolidated VIEs without recourse to the Company of $21,598 and $25,028, respectively, as of December 31, 2019 and 2020, and due to a related party of $33,536 and $34,123, respectively, as of December 31, 2019 and 2020.)	106,171	91,065
Liabilities held for sale (current) (including liabilities held for sale (current) of consolidated VIEs without recourse to the Company of $138,303 and $187,712, respectively, as of December 31, 2019 and 2020)	416,998	453,111
Total current liabilities	1,284,730	1,100,867
Long-term accounts payable (including long-term accounts payable of consolidated VIEs without recourse to the Company of nil as of both December 31, 2019 and 2020)	3,202	767
Long-term bank loans (including long-term bank loans of consolidated VIEs without recourse to the Company of nil as of both December 31, 2019 and 2020)	92,000	0
Long-term tax liabilities (including long-term tax liabilities of consolidated VIEs without recourse to the Company of $13,220 and $14,134, respectively, as of December 31, 2019 and 2020)	188,760	181,640
Deferred tax liabilities (including deferred tax liabilities of consolidated VIEs without recourse to the Company of $1,998 and $2,014, respectively, as of December 31, 2019 and 2020)	217,593	95,904
Other long-term liabilities (including other long-term liabilities of consolidated VIEs without recourse to the Company of nil and $286, respectively, as of December 31, 2019 and 2020)	3,855	83
Liabilities held for sale (non-current) (including liabilities held for sale (non-current) of consolidated VIEs without recourse to the Company of $1,130 and nil, respectively, as of December 31, 2019 and 2020)	0	5,686
Total long-term liabilities	505,410	284,080
Total liabilities	1,790,140	1,384,947
Commitments and contingencies
Sohu.com Limited shareholders' equity:
Ordinary Shares: $0.001 par value per share (75,400 shares authorized; 39,269 shares and 39,306 shares, respectively, issued and outstanding as of December 31, 2019 and 2020)	39	39
Additional paid-in capital	952,733	948,201
Accumulated other comprehensive income	29,189	24,351
Accumulated deficit	(634,592)	(544,137)
Total Sohu.com Limited shareholders' equity	347,369	428,454
Noncontrolling interest	684,612	878,463
Total shareholders' equity	1,031,981	1,306,917
Total liabilities and shareholders' equity	$ 2,822,121	$ 2,691,864